SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Schedule of Segment Reporting Information, by Segment	The following table summarizes certain financial data for ArcelorMittal’s operations by reportable segments.

	North America	Brazil	Europe	India and JVs	Sustainable solutions	Mining	Others [1]	Elimination	Total
Year ended December 31, 2024
Sales to external customers	11,793	10,522	26,547	—	9,088	982	3,509	—	62,441
Intersegment sales [2]	103	1,879	3,405	—	1,634	1,681	464	(9,166)	—
Operating income (loss)	1,310	1,399	386	—	57	770	(642)	30	3,310
Depreciation and amortization	(509)	(361)	(1,128)	—	(178)	(263)	(193)	—	(2,632)
Income from investments in associates, joint ventures and other investments	—	—	—	779	—	—	—	—	779
Impairment	—	(43)	(36)	—	—	—	(37)	—	(116)
Capital expenditures	410	879	1,359	—	457	1,022	299	(21)	4,405
Year ended December 31, 2023
Sales to external customers	12,856	11,185	28,026	—	9,893	1,171	5,144	—	68,275
Intersegment sales [2]	122	1,978	3,669	—	1,574	1,906	311	(9,560)	—
Operating income (loss)	1,917	1,461	879	—	225	1,144	(3,377)	91	2,340
Depreciation and amortization	(535)	(341)	(1,098)	—	(143)	(238)	(320)	—	(2,675)
Income from investments in associates, joint ventures and other investments	—	—	—	1,184	—	—	—	—	1,184
Impairment	—	—	—	—	—	—	(1,038)	—	(1,038)
Capital expenditures	426	917	1,398	—	611	784	488	(11)	4,613
Year ended December 31, 2022
Sales to external customers	13,716	11,929	34,816	—	12,199	1,305	5,879	—	79,844
Intersegment sales [2]	58	1,803	4,823	—	1,459	2,091	518	(10,752)	—
Operating income (loss)	2,818	2,775	3,521	—	778	1,483	(1,208)	105	10,272
Depreciation and amortization	(427)	(246)	(1,160)	—	(108)	(234)	(405)	—	(2,580)
Income from investments in associates, joint ventures and other investments	—	—	—	1,317	—	—	—	—	1,317
Impairment	—	—	—	—	—	—	(1,026)	—	(1,026)
Capital expenditures	500	708	1,028	—	223	488	528	(7)	3,468
1.Others mainly include holdings and services companies and the Company's operations in Ukraine and South Africa (and in Kazakhstan for the year ended December 31,
2023 and 2022). Others also include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
2.Transactions between segments are reported on the same basis of accounting as transactions with third parties.

Reconciliation of Operating Income (Loss) to Net Income	The reconciliation from operating income to net income
(including non-controlling interests) is as follows:

	Year ended December 31,
	2024	2023	2022
Operating income	3,310	2,340	10,272
Income from investments in associates and joint ventures	779	1,184	1,317
Impairments of equity method investments	—	(1,405)	—
Financing costs - net	(1,174)	(859)	(334)
Income before taxes	2,915	1,260	11,255
Income tax expense	1,535	238	1,717
Net income (including non- controlling interests)	1,380	1,022	9,538

Schedule of Geographical Areas

	Year ended December 31,
	2024	2023	2022
Americas
United States	8,440	8,886	8,835
Brazil	7,560	8,243	8,715
Canada	3,414	3,485	4,188
Mexico	2,787	3,288	2,876
Argentina	1,099	1,233	1,908
Others	1,005	1,110	1,538
Total Americas	24,305	26,245	28,060
Europe
Germany	5,761	6,550	7,761
Poland	4,443	4,466	5,930
France	4,194	4,611	5,703
Spain	3,751	3,981	4,737
Italy	2,809	2,608	4,017
Czech Republic	1,191	1,183	1,432
Turkey	929	1,119	1,231
United Kingdom	1,457	1,341	1,593
Belgium	1,675	2,061	2,110
Netherlands	1,273	1,445	1,774
Russia	—	901	996
Romania	403	386	461
Ukraine	557	508	464
Others	4,330	4,620	6,310
Total Europe	32,773	35,780	44,519
Asia & Africa
South Africa	1,751	1,862	2,259
Morocco	808	745	806
Rest of Africa	572	524	499
China	762	764	765
Kazakhstan[1]	—	503	625
South Korea	337	410	383
India	128	102	131
Rest of Asia	1,005	1,340	1,797
Total Asia & Africa	5,363	6,250	7,265
Total	62,441	68,275	79,844
1.On December 7, 2023, the Company completed the divestment of
ArcelorMittal Temirtau. Sales of ArcelorMittal Temirtau were consolidated until that date see note 2.3.

	December 31,
	2024	2023
Americas
Canada	5,049	5,141
Brazil[2]	6,121	7,103
Mexico	1,799	1,767
United States	935	963
Argentina	540	289
Others	47	53
Total Americas	14,491	15,316
Europe
France	4,141	4,190
Belgium	2,735	2,800
Germany	2,466	2,629
Poland	2,434	2,545
Spain	2,026	2,058
Luxembourg	1,626	1,898
Ukraine	673	695
Bosnia and Herzegovina	134	159
Italy	99	30
Others	382	400
Total Europe	16,716	17,404
Asia & Africa
Liberia	1,514	915
India	795	587
South Africa	385	424
Morocco	108	103
Others	150	101
Total Asia & Africa	2,952	2,130
Unallocated assets	25,844	25,827
Total	60,003	60,677
1.Non-current assets do not include goodwill, deferred tax assets, investments in associates and joint ventures, other investments and other non-current financial assets (as they are not allocated to the individual countries). Such assets are presented under the caption “Unallocated assets”.
Schedule of Sales by Product Type	The table below presents sales to external customers by
product type. In addition to steel produced by the Company,
amounts include material purchased for additional
transformation and sold through distribution services. Mining products relate to the Company's own production. Others mainly include non-steel and by-products sales, manufactured and
specialty steel products sales, shipping and other services.

	Year ended December 31,
	2024	2023	2022
Flat products	35,376	38,647	44,776
Long products	13,386	14,124	17,486
Tubular products	1,748	2,160	2,683
Mining products	1,191	1,269	1,391
Others	10,740	12,075	13,508
Total	62,441	68,275	79,844

Disaggregation of Revenue From Contracts With Customers	The tables below summarize the disaggregated revenue recognized from contracts with customers:

Year ended December 31, 2024	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	10,961	9,769	23,210	8,335	—	2,658	54,933
Non-steel sales [1]	401	127	1,021	514	945	469	3,477
By-product sales [2]	79	166	1,033	47	—	145	1,470
Other sales [3]	352	460	1,283	192	37	237	2,561
Total	11,793	10,522	26,547	9,088	982	3,509	62,441

Year ended December 31, 2023	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	11,830	10,393	24,345	9,224	—	4,234	60,026
Non-steel sales [1]	541	160	1,130	455	1,140	424	3,850
By-product sales [2]	94	174	1,259	46	—	168	1,741
Other sales [3]	391	458	1,292	168	31	318	2,658
Total	12,856	11,185	28,026	9,893	1,171	5,144	68,275

Year ended December 31, 2022	North America	Brazil	Europe	Sustainable solutions	Mining	Others	Total
Steel sales	12,796	11,133	30,182	11,622	—	5,061	70,794
Non-steel sales [1]	491	189	2,003	209	1,274	373	4,539
By-product sales [2]	97	125	1,256	141	—	173	1,792
Other sales [3]	332	482	1,375	227	31	272	2,719
Total	13,716	11,929	34,816	12,199	1,305	5,879	79,844
1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity.
2.By-product sales mainly relate to slag, waste and coke by-products.
3.Other sales are mainly comprised of shipping and other services.